Derivatives and Hedging Activities (Summary of Derivative Instruments) (Details)	Jun. 30, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument	Nov. 01, 2019 USD ($)
Derivative [Line Items]
Notional Amount			$ 88,700,000
Derivatives designated as hedging instruments: | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Number of Instruments | instrument	9	9
Notional Amount	$ 578,500,000	$ 578,500,000
Derivatives not designated as hedging instruments: | Interest rate caps
Derivative [Line Items]
Number of Instruments | instrument	6	6
Notional Amount	$ 359,322,000	$ 359,322,000